Gross Carrying Amount, Accumulated Amortization and Net Book Value of Intangible Assets (Detail) (Amortizable intangible assets)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Finite-Lived Intangible Assets [Line Items]
Acquired game licenses	$ 24,821,547	154,640,722	186,793,796
Acquired game development cost	1,971,879	12,285,000	0
Less: Accumulated amortization	(1,624,352)	(10,119,873)	(38,432,377)
Impairment provision	(91,353)	(569,138)	0
Translation difference	(190,510)	(1,186,900)	(209,639)
Net book value of intangible assets subject to amortization	$ 24,887,211	155,049,811	148,151,780